MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2024
Material Accounting Policy Information And Basis Of Preparation
Statement of Compliance

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Reporting Interpretation Committee (“IFRIC”). The material accounting policy information set out below was consistently applied to all years presented unless otherwise noted.

These consolidated financial statements were authorized for issue by the Board of Directors on March 27, 2025.

Basis of consolidation

Basis of consolidation

Each subsidiary is fully consolidated from the date of acquisition, being the date on which the Company obtains control, and continues to be consolidated until the date when such control ceases.

The consolidated financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (“DII”)	Canada	100%
Draganfly Innovations USA, Inc. (“DI USA”)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%

All intercompany balances and transactions were eliminated on consolidation.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

Adoption of new policy

Adoption of new policy

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units for equity treatment warrants, whereby the carrying amount of the warrants is determined based on any difference between gross proceeds and the estimated fair market value of the common shares. If the proceeds from the offering are less than or equal to the estimated fair market value of common shares issued, no value is assigned to the warrants. Warrants that are issued as payment to a finder or other transaction costs are accounted for as share-based payments.

Foreign currency translation

Foreign currency translation

Transactions in foreign currencies are translated into the functional currency at rates of exchange at the time of such transactions. Monetary assets and liabilities are translated at the reporting period rate of exchange. Non-monetary assets and liabilities are translated at historical exchange rates. Gains and losses resulting from foreign exchange adjustments are included in profit or loss.

The functional currencies of the parent company and each subsidiary are as follows:

Draganfly Inc.	Canadian Dollar
Draganfly Innovations Inc.	Canadian Dollar
Draganfly Innovations USA, Inc.	US Dollar
Dronelogics Systems Inc.	Canadian Dollar

Financial statements of subsidiaries for which the functional currency is not the Canadian dollar are translated into Canadian dollars as follows: all asset and liability accounts are translated at the year-end exchange rate and all revenue and expense accounts and cash flow statement items are translated at average exchange rates for the year. The resulting translation gains and losses are recorded as exchange differences on translation of foreign operations in other comprehensive loss.

Share-based payments

Share-based payments

The Company may grant stock options or restricted share units (“RSU’s”) to its directors, officers, employees and consultants. The Company records share-based compensation related to stock options using the Black-Scholes Option Pricing Model.

The RSU’s granted entitle an employee, director or officer to either the issuance of common shares or cash payments payable upon vesting with terms determined by the Company’s Board of Directors at the time of the grant. If on the grant date it is determined there is an obligation to settle in cash, the RSU’s are accounted for as liabilities, with the fair value remeasured at the end of each reporting period and on the settlement date. Changes in fair value are recognized in profit and loss. Expense is recognized over the vesting period.

The Company has a present obligation to settle in cash if the choice of settlement in shares has no commercial substance, or the Company has a past practice or a stated policy of setting in cash, or generally settles in cash whenever the counterparty asks for cash settlement. If no such obligation exists, RSUs are accounted for as equity settled share-based payments and are valued using the share price on grant date. Upon settlement:

a)	If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) below.
b)	If the Company elects to settle by issuing shares, the value of RSUs initially recognized in reserves is reclassified to share capital, except as noted in (c) below.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

c)	If the Company elects the settlement alternative with the higher fair value, as at the date of settlement, the Company recognizes an additional expense for the excess value given (i.e. the difference between the cash paid and the fair value of shares that would otherwise have been issued, or the difference between the fair value of the shares and the amount of cash that would otherwise have been paid, whichever is applicable).

The aggregate sales price or amount of common shares issued during any consecutive 12-month period will not exceed the greatest of the following: (i) USD $1,000,000; (ii) 15% of the total assets of the Company, measured at the Company’s most recent balance sheet date; or (iii) 15% of the outstanding amount of the common shares of the Company, measured at the Company’s most recent balance sheet date. At the election of the Board of Directors, upon each vesting date, participants receive (a) the issuance of common shares from treasury equal to the number of RSUs vesting, or (b) a cash payment equal to the number of vested RSUs multiplied by the fair market value of a common share, calculated as the closing price of the common shares on the CSE for the trading day immediately preceding such payment date; or (c) a combination of (a) and (b).

In conjunction with private placements or brokered financings, the Company may issue compensatory warrants to agents as consideration for services provided. Awards of grants are accounted for in accordance with the fair value method of accounting and result in an increase in share issue costs and a credit to warrants within shareholders’ equity when warrants are issued.

Loss per share

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the year.

Diluted income per share is calculated by dividing the profit attributable to common shareholders of the parent by the weighted average number of common shares outstanding during the year plus the weighted average number of common shares that would be issued on the conversion of all the dilutive potential common shares into common shares. The Company had 3,717,502 warrants, 31,204 options and 188,100 RSU’s that would be potentially dilutive if the Company were not in a loss position and were to calculate diluted income per share.

Financial Instruments

Financial Instruments

Financial instruments are accounted for in accordance with IFRS 9 Financial Instruments: Classification and Measurement. A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets/liabilities	Classification
Cash and cash equivalents	Fair value through profit or loss
Receivables	Amortized cost
Notes receivable	Fair value through profit or loss
Investments	Fair value through other comprehensive income
Trade payables	Amortized cost
Customer deposits	Amortized cost
Loans payable	Amortized cost
Derivative liability	Fair value through profit or loss

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

a) Financial assets

Classification and measurement

The Company classifies its financial assets in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

The classification of debt instruments is driven by the business model for managing the financial assets and their contractual cash flow characteristics. Debt instruments are measured at amortized cost if the business model is to hold the instrument for collection of contractual cash flows and those cash flows are solely principal and interest. If the cash flows are not solely principal and interest, it is classified as FVTPL. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.

Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL, for other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument by-instrument basis) to designate them as at FVTOCI.

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are recorded to profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of financial assets held at FVTPL are included in the profit or loss in the period in which they arise. Derivatives are also categorized as FVTPL unless they are designated as hedges.

Financial assets at FVTOCI

Financial assets carried at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment.

Financial assets at amortized cost

Financial assets at amortized cost are initially recognized at fair value and subsequently carried at amortized cost less any impairment. They are classified as current assets or non-current assets based on their maturity date.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the loss allowance is measured for the financial asset at an amount equal to twelve month expected credit losses. For trade receivables the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

Derecognition of financial assets

Financial assets are derecognized when the risks and rewards of ownership have been transferred. Gains and losses on derecognition of financial assets classified as FVTPL or amortized cost are recorded to profit or loss. Gains or losses on financial assets classified as FVTOCI remain within accumulated other comprehensive loss.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

b) Financial liabilities

The Company classifies its financial liabilities into one of two categories as follows:

FVTPL - This category comprises derivatives and financial liabilities incurred principally for the purpose of selling or repurchasing in the near term. They are carried at fair value with changes in fair value recognized in profit or loss.

Other financial liabilities - This category consists of liabilities carried at amortized cost using the effective interest method. Trade payables, customer deposits and loans payable are included in this category.

Derecognition of financial liabilities

Financial liabilities are derecognized when its contractual obligations are discharged, cancelled, or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. Gains and losses on derecognition are recognized in profit or loss.

Impairment of non-financial assets

Impairment of non-financial assets

The carrying amounts of the non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If indicators exist, then the asset’s recoverable amount is estimated. The recoverable amounts of the following types of intangible assets are measured annually, whether or not there is any indication that it may be impaired:

●	an intangible asset with an indefinite useful life; and
●	an intangible asset not yet available for use;

The recoverable amount of an asset or cash-generating unit (“CGU”) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

In respect of assets other than goodwill and intangible assets that have indefinite useful lives, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed in a subsequent period when there has been an increase in the recoverable amount of a previously impaired asset or CGU. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

Income taxes

Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income taxes relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax

Deferred income tax is recognized, using the asset and liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Inventory

Inventory

Inventory consists of raw materials and finished goods for manufacturing of multi-rotor helicopters, industrial areal video systems, civilian small unmanned aerial systems or vehicles, health monitoring equipment, and wireless video systems. Inventory is initially valued at cost and subsequently at the lower of cost and net realizable value. Cost is determined using the first-in-first-out method. The cost of inventories comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The costs of purchase include the purchase price, import duties and non-recoverable taxes and transport, handling and other costs directly attributable to the acquisition of finished goods, materials or services. The costs of conversion include direct materials and labour costs and a systematic allocation of fixed and variable overheads incurred in converting materials into finished goods. The Company reviews inventory for obsolete and slow-moving goods and any such inventory is written-down to net realizable value.

Revenue recognition

Revenue recognition

Revenue comprises the fair value of consideration received or receivable for the sale of goods and consulting services in the ordinary course of the Company’s business. Revenue is shown net of return allowances and discounts.

Sales of goods

The Company manufactures and sells a range of multi-rotor helicopters, industrial aerial video systems, and civilian small unmanned aerial systems or vehicles. Sales are recognized at a point-in-time when control of the products has transferred. The control transfer occurs in proximity to shipping. Revenue is recognized when the transfer of control has occurred.

Revenue from these sales is recognized based on the price specified in the contract, net of the estimated discounts and returns. Accumulated experience is used to estimate and provide for the discounts and returns, using the expected value method, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. To date, returns have not been significant. No element of financing is deemed present as the sales are made with a credit term of 30 to 60 days, which is consistent with market practice.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

Some contracts include multiple performance obligations, such as the sale of hardware and support or maintenance. Where support or maintenance is performed by another party and does not include an integration service it is accounted for as a separate performance obligation. In this case, the transaction price will be allocated to each performance obligation based on stand-alone selling price. Where the stand-alone selling price is not directly observable, the price is estimated based on expect cost plus margin. Where the support or maintenance is provided by the Company, the contract is analyzed to identify the performance obligations and transaction price. The price is then allocated across the obligations identified in the contract. Revenue is recognized when the Company satisfies a performance obligation.

Services

The Company provides consulting, custom engineering, drones as a service, and investigating and solving on a project-by-project basis under fixed-price and variable price contracts. Revenue from providing services is recognized over time as the services are rendered.

The Company provides rental of equipment which is measured based on rates through contracts or other written agreements with customers. Revenue is recognized in the period when services are performed and only when there is reasonable assurance that the revenue will be collected.

Deferred Income

Deferred Income

A payment received is included as deferred revenue when products have yet be shipped to the customers as of the period end or there are unfulfilled obligations related to the revenue received. The amount to be recognized within twelve months following the year-end date is classified as current.

Cost of Goods Sold

Cost of Goods Sold

Cost of sales includes the expenses incurred to acquire and produce inventory for sale, including product costs, freight costs, as well as provisions for reserves related to product shrinkage, or lower of cost and net realizable value adjustments as required.

Intangible Assets

Intangible Assets

An intangible asset is an identifiable asset without physical substance. An asset is identifiable if it is separable, or arises from contractual or legal rights, regardless of whether those rights are transferrable or separable from the Company or from other rights and obligations. Intangible assets include intellectual property, which consists of patent and trademark applications, brands and software.

Intangible assets acquired externally are measured at cost less accumulated amortization and impairment losses. The cost of a group of intangible assets acquired is allocated to the individual intangible assets based on their relative fair values. The cost of intangible assets acquired externally comprises its purchase price and any directly attributable cost of preparing the asset for its intended use. Research and development costs incurred subsequent to the acquisition of externally acquired intangible assets and on internally generated intangible assets are accounted for as research and development costs.

Intangible assets with finite useful lives are amortized on a straight-line basis over the expected life of each intellectual property to write off the cost of the assets from the date they are available for use.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

Class of intangible asset	Useful live
Customer relationships	5 years
Software	5 years
Patents	5 years

Goodwill represents the excess of the value of the consideration transferred over the fair value of the net identifiable assets and liabilities acquired in a business combination. Goodwill is allocated to the cash generating unit to which it relates.

Equipment

Equipment

On January 1, 2024, there was change in estimate related to the useful lives of computer equipment and furniture and equipment with the depreciation changing from 30% declining balance to 3 year straight line for computer equipment and from 20% declining balance to 5 year straight line for furniture and equipment. The impact of this change in estimate in 2024 resulted in an increase in depreciation of $54,220. It is not practical to quantify the impact on future years, but the change in estimate will result in the assets currently on the books related to this change in estimate depreciating faster over a shorter time frame.

Equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the consolidated statement of comprehensive loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statement of comprehensive loss.

Depreciation is generally calculated on a straight-line balance method with the exception of vehicles that are on a declining balance method to write off the cost of the assets to their residual values over their estimated useful lives. Depreciation for leasehold improvements is fully expensed over the expected term of the lease. The depreciation rates applicable to each category of equipment are as follows:

Class of equipment	Depreciation rate
Computer equipment	3 years – straight line
Furniture and equipment	5 years – straight line
Leasehold improvements	Expected lease term
Vehicles	30% - declining balance

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

Research and development expenditures

Research and development expenditures

Expenditures on research are expensed as incurred. Research activities include formulation, design, evaluation and final selection of possible alternatives, products, processes, systems or services. Development expenditures are expensed as incurred unless the Company can demonstrate all of the following:

(i)	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
(ii)	its intention to complete the intangible asset and use or sell it;
(iii)	its ability to use or sell the intangible asset;
(iv)	how the intangible asset will generate probable future economic benefits. The Company can also demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset;
(v)	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
(vi)	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Leases

Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date, the lease liability is recognized at the present value of the future lease payments and discounted using the interest rate implicit in the lease or the Company’s incremental borrowing rate. A corresponding right-of-use (“ROU”) asset is recognized at the amount of the lease liability, adjusted for any lease incentives received and initial direct costs incurred. Over the term of the lease, financing expense is recognized on the lease liability using the effective interest rate method and charged to net income, lease payments are applied against the lease liability and depreciation on the ROU asset is recorded by class of underlying asset.

The lease term is the non-cancellable period of a lease plus periods covered by an optional lease extension option if it is reasonably certain that the Company will exercise the option to extend. Conversely, periods covered by an option to terminate are included if the Company does not expect to end the lease during that time frame. Leases with a term of less than twelve months or leases for underlying low value assets are recognized as an expense in net income on a straight-line basis over the lease term.

A lease modification is accounted for as a separate lease if it materially changes the scope of the lease. For a modification that is not a separate lease, on the effective date of the lease modification, the Company will remeasure the lease liability and corresponding ROU asset using the interest rate implicit in the lease or the Company’s incremental borrowing rate. Any variance between the remeasured ROU asset and lease liability will be recognized as a gain or loss in net income to reflect the change in scope.

Newly adopted accounting standards

Newly adopted accounting standards

On January 1, 2024 the Company adopted amendments to IAS 1, Presentation of Financial Statements, issued by IASB. The amendment is to clarify the classification of a liability as either current or non-current based on the Company’s right at the end of the reporting period. There is no material impact on the disclosures or amounts reported in the consolidated financial statements.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

2. MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (CONT’D)

New accounting standards issued not yet effective	New accounting standards issued not yet effective In April 2024, the IASB issued IFRS 18, Presentation and Disclosures in Financial Statements, to replace IAS 1, Presentation of Financial Statements, effective January 1, 2027, with early adoption permitted. The new standard is aimed to set out overall requirements for presentation and disclosures in the financial statements. Management is reviewing the impact the standard will have on the consolidated financial statements. In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures to address the classification and measurement of financial instruments, with an emphasis to clarify the date of recognition and derecognition of financial asset and liabilities, effective January 1, 2026, with early adoption permitted. Management is reviewing the impact of these amendments, but they are not expected to have a material impact on the consolidated financial statements.